Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Line of Credit

3. Line of Credit

We have a revolving secured Loan Facility with CapitalSource Business Finance Group (“CapitalSource”), pursuant to which we, through our Subsidiaries, may borrow a maximum aggregate amount of up to $3.2 million, subject to satisfaction of certain conditions. The current term of the Loan Facility expires on December 27, 2018, unless renewed.

Under this Loan Facility, as amended in January and December 2016, we may periodically request advances equal to the lesser of: (a) $3.2 million, or (b) the Borrowing Base which is, in the following priority, the sum of: (i) 85% of eligible U.S. accounts receivable, plus (ii) 50% of eligible Canadian accounts receivable not to exceed $300,000 (subject to any reserve amount established by CapitalSource), plus (iii) 35% of finished goods inventory not to exceed $475,000 or 50% of eligible accounts receivable collateral. As of March 31, 2018, our accounts receivable and inventory eligible borrowing base was approximately $1.6 million, of which we had drawn down approximately $759,000. As amended by the December 2016 renewal, advances under the Loan Facility bear interest at the prime rate plus 0.75%, where prime may not be less than 0%, and a loan fee of 0.10% on the daily loan balance and is payable monthly. The Loan Facility provides for a minimum cumulative amount of interest of $30,000 per year to be paid to CapitalSource, regardless of whether or not we draw on the Loan Facility.

CapitalSource has the right to terminate the Loan Facility at any time upon 120 days’ prior written notice. All present and future obligations of our Subsidiaries under the Loan Facility are guaranteed by us and are secured by a first priority security interest in all of our assets. The Loan Facility contains customary representations and warranties as well as affirmative and negative covenants. As of March 31, 2018, we were in compliance with all covenants under the Loan Facility. The draws on the Loan Facility were used to fulfill working capital needs. We will continue to utilize the Loan Facility, as needed, for working capital needs in the future.

5. Line of Credit

We have an amended and restated revolving secured Loan Facility with CapitalSource Business Finance Group (previously known as BFI Business Finance) (“CapitalSource”). As of December 31, 2017, the maximum aggregate amount available for borrowing under the Loan Facility was $3.2 million, subject to satisfaction of certain conditions. The current term of the Loan Facility expires on December 27, 2018, unless renewed.

Under this Loan Facility, as amended in January and December 2016, we may periodically request advances equal to the lesser of: (a) $3.2 million, or (b) the Borrowing Base which is, in the following priority, the sum of: (i) 85% of eligible U.S. accounts receivable, plus (ii) 50% of eligible Canadian accounts receivable not to exceed $300,000 (subject to any reserve amount established by CapitalSource), plus (iii) 35% of finished goods inventory not to exceed $475,000 or 50% of eligible accounts receivable collateral. These terms became available to us in April 2016, and reflect an increase to our borrowing capacity of $175,000. As of December 31, 2017, our eligible borrowing base was approximately $1.2 million, for which we had an outstanding balance of $858,000.

As amended by the December 2016 renewal, advances under the Loan Facility bear interest at the prime rate plus 0.75%, where prime may not be less than 0% (resulting in an interest rate of 5.25% as of December 31, 2017), and a loan fee of 0.10% on the daily loan balance is payable monthly. The Loan Facility provides for a minimum cumulative amount of interest of $30,000 per year to be paid to CapitalSource, regardless of whether or not we draw on the Loan Facility. CapitalSource has the right to terminate the Loan Facility at any time upon 120 days’ prior written notice. All present and future obligations of the Subsidiaries arising under the Loan Facility are guaranteed by us and are secured by a first priority security interest in all of our assets. The Loan Facility contains customary representations and warranties as well as affirmative and negative covenants. As of December 31, 2017, we were in compliance with all covenants under the Loan Facility.